Long-Term Debt, net (Details Narrative) - USD ($)	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended				7 Months Ended
	Mar. 13, 2019	Mar. 31, 2021	May 10, 2021	May 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 25, 2020	Jun. 30, 2019	Jul. 27, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Prepayment of long-term debt					$ 35,507,000	$ 2,240,000
Cash and cash equivalents					74,770,000	18,227,000				$ 19,037,000	$ 2,366,000
Proceeds from borrowings					34,250,000	0
Long -term borrowings					34,250,000					$ 37,000,000
Gains (losses) on change in fair value of derivatives					$ 65,000	1,868,000
Firment Shipping Inc [member]
Disclosure of detailed information about borrowings [line items]
Repayments of current borrowings									$ 863,000
Bottom of range [member] | Firment Shipping Inc [member]
Disclosure of detailed information about borrowings [line items]
Percentage of ownership in Globus Maritime Ltd.					40.00%
CiT loan facility [member]
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 34,250,000
Borrowings, interest rate basis				LIBOR
Borrowings, adjustment to interest rate basis				3.75%
Number of loan tranches				6
CiT loan facility [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents					$ 150,000
EnTrust loan facility [member]
Disclosure of detailed information about borrowings [line items]
Notional amount								$ 37,000,000
Borrowings, interest rate basis								LIBOR
Borrowings, adjustment to interest rate basis								8.50%
Prepayment of long-term debt		$ 6,000,000	$ 34,250,000
Borrowings Default Interest Rate								10.50%
Amended And Restated Agreement [Member] | Firment Shipping Inc [member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities					$ 14,200,000	$ 14,200,000
Borrowings, maturity					October 31, 2021
Convertible Note [member]
Disclosure of detailed information about borrowings [line items]
Notes issued	$ 5,000,000
Debt Instrument Convertible Conversion Price	$ 0.004
Debt Instrument, Interest Rate, Stated Percentage	10.00%
Proceeds from borrowings	$ 5,000,000
Long -term borrowings	1,783,000
Non-current derivative financial liabilities	$ 3,217,000
Repayments of bonds, notes and debentures							$ 2,528,000
Gains (losses) on change in fair value of derivatives							$ 1,343,000